Distribution Date:	10/20/25	Wells Fargo Commercial Mortgage Trust 2015-SG1
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-SG1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	16		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	22-23		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989QAS9	1.568000%	30,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989QAT7	2.965000%	17,909,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989QAU4	3.715000%	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989QAV2	3.789000%	391,844,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989QAW0	3.556000%	54,770,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989QAX8	4.047000%	41,189,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.25%
B	94989QBA7	4.293344%	44,771,000.00	26,218,663.09	26,194,038.23	93,804.78	0.00	0.00	26,287,843.01	24,624.86	99.98%	18.00%
C	94989QBB5	4.293344%	33,130,000.00	33,130,000.00	0.00	118,532.07	0.00	0.00	118,532.07	33,130,000.00	70.80%	13.38%
D	94989QBD1	4.293344%	38,503,000.00	38,503,000.00	0.00	137,755.52	0.00	0.00	137,755.52	38,503,000.00	36.90%	8.00%
E	94989QAL4	3.277000%	17,908,000.00	17,908,000.00	0.00	51,754.82	0.00	0.00	51,754.82	17,908,000.00	21.13%	5.50%
F	94989QAN0	3.277000%	8,059,000.00	8,059,000.00	0.00	44,015.58	0.00	0.00	44,015.58	8,059,000.00	14.03%	4.38%
G	94989QAQ3	3.277000%	31,339,406.00	15,936,717.65	0.00	19,869.78	0.00	0.00	19,869.78	15,936,717.65	0.00%	0.00%
R	94989QBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989QBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			716,328,408.00	139,755,380.74	26,194,038.23	465,732.55	0.00	0.00	26,659,770.78	113,561,342.51

X-A	94989QAY6	4.293344%	542,618,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	94989QAA8	1.016344%	17,908,000.00	17,908,000.00	0.00	15,167.24	0.00	0.00	15,167.24	17,908,000.00
X-F	94989QAC4	1.016344%	8,059,000.00	8,059,000.00	0.00	6,825.60	0.00	0.00	6,825.60	8,059,000.00
X-G	94989QAE0	1.016344%	31,339,406.00	15,936,717.65	0.00	13,497.66	0.00	0.00	13,497.66	15,936,717.65
Notional SubTotal			599,924,406.00	41,903,717.65	0.00	35,490.50	0.00	0.00	35,490.50	41,903,717.65

Deal Distribution Total					26,194,038.23	501,223.05	0.00	0.00	26,695,261.28

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989QAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989QAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989QAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989QAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989QBA7	585.61709790	585.06707981	2.09521297	0.00000000	0.00000000	0.00000000	0.00000000	587.16229278	0.55001809
C	94989QBB5	1,000.00000000	0.00000000	3.57778660	0.00000000	0.00000000	0.00000000	0.00000000	3.57778660	1,000.00000000
D	94989QBD1	1,000.00000000	0.00000000	3.57778667	0.00000000	0.00000000	0.00000000	0.00000000	3.57778667	1,000.00000000
E	94989QAL4	1,000.00000000	0.00000000	2.89003909	(0.15920594)	0.00000000	0.00000000	0.00000000	2.89003909	1,000.00000000
F	94989QAN0	1,000.00000000	0.00000000	5.46166770	(2.73083385)	0.00000000	0.00000000	0.00000000	5.46166770	1,000.00000000
G	94989QAQ3	508.52009288	0.00000000	0.63401904	0.75466459	62.23134829	0.00000000	0.00000000	0.63401904	508.52009288
R	94989QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	94989QAA8	1,000.00000000	0.00000000	0.84695332	0.00000000	0.00000000	0.00000000	0.00000000	0.84695332	1,000.00000000
X-F	94989QAC4	1,000.00000000	0.00000000	0.84695372	0.00000000	0.00000000	0.00000000	0.00000000	0.84695372	1,000.00000000
X-G	94989QAE0	508.52009288	0.00000000	0.43069291	0.00000000	0.00000000	0.00000000	0.00000000	0.43069291	508.52009288

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	09/01/25 - 09/30/25	30	0.00	15,167.24	0.00	15,167.24	0.00	0.00	0.00	15,167.24	0.00
X-F	09/01/25 - 09/30/25	30	0.00	6,825.60	0.00	6,825.60	0.00	0.00	0.00	6,825.60	0.00
X-G	09/01/25 - 09/30/25	30	0.00	13,497.66	0.00	13,497.66	0.00	0.00	0.00	13,497.66	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	09/01/25 - 09/30/25	30	0.00	93,804.78	0.00	93,804.78	0.00	0.00	0.00	93,804.78	0.00
C	09/01/25 - 09/30/25	30	0.00	118,532.07	0.00	118,532.07	0.00	0.00	0.00	118,532.07	0.00
D	09/01/25 - 09/30/25	30	0.00	137,755.52	0.00	137,755.52	0.00	0.00	0.00	137,755.52	0.00
E	09/01/25 - 09/30/25	30	2,851.06	48,903.76	0.00	48,903.76	(2,851.06)	0.00	0.00	51,754.82	0.00
F	09/01/25 - 09/30/25	30	22,007.79	22,007.79	0.00	22,007.79	(22,007.79)	0.00	0.00	44,015.58	0.00
G	09/01/25 - 09/30/25	30	1,926,642.75	43,520.52	0.00	43,520.52	23,650.74	0.00	0.00	19,869.78	1,950,293.49
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,951,501.60	500,014.94	0.00	500,014.94	(1,208.11)	0.00	0.00	501,223.05	1,950,293.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989QAX8	N/A	41,189,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989QBA7	4.293344%	44,771,000.00	26,218,663.09	26,194,038.23	93,804.78	0.00	0.00	26,287,843.01	24,624.86
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989QBB5	4.293344%	33,130,000.00	33,130,000.00	0.00	118,532.07	0.00	0.00	118,532.07	33,130,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			119,090,003.00	59,348,663.09	26,194,038.23	212,336.85	0.00	0.00	26,406,375.08	33,154,624.86

Exchangeable Certificate Details
PEX	94989QBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	26,695,261.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	506,140.11	Master Servicing Fee	4,908.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	523.72
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	58.23
ARD Interest	0.00	Trust Advisor Fee	425.09
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	506,140.11	Total Fees	6,125.16

Principal		Expenses/Reimbursements
Scheduled Principal	5,592,853.30	Reimbursement for Interest on Advances	(220.42)
Unscheduled Principal Collections		ASER Amount	47,342.02
Principal Prepayments	20,601,184.93	Special Servicing Fees (Monthly)	(48,329.71)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	26,194,038.23	Total Expenses/Reimbursements	(1,208.11)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	501,223.05
Excess Liquidation Proceeds	0.00	Principal Distribution	26,194,038.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	26,695,261.28
Total Funds Collected	26,700,178.34	Total Funds Distributed	26,700,178.33

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	139,755,380.74	139,755,380.74	Beginning Certificate Balance	139,755,380.74
(-) Scheduled Principal Collections	5,592,853.30	5,592,853.30	(-) Principal Distributions	26,194,038.23
(-) Unscheduled Principal Collections	20,601,184.93	20,601,184.93	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	113,561,342.51	113,561,342.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	139,842,880.22	139,842,880.22	Ending Certificate Balance	113,561,342.51
Ending Actual Collateral Balance	113,811,088.50	113,811,088.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.29%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	5	77,740,374.09	68.46%	(3)	4.3834	1.017243
2,000,001 to 3,000,000	1	2,640,000.00	2.32%	(3)	4.4200	2.105800	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	6,863,185.36	6.04%	(2)	4.6000	1.486800
4,000,001 to 5,000,000	2	9,602,925.45	8.46%	(2)	4.8153	0.807478	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	17,087,783.06	15.05%	(3)	4.3520	1.660000
6,000,001 to 7,000,000	1	6,863,185.36	6.04%	(2)	4.6000	1.486800	1.71 to 1.80	1	9,230,000.00	8.13%	(4)	4.1380	1.719400
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,230,000.00	8.13%	(4)	4.1380	1.719400	2.01 to 2.25	1	2,640,000.00	2.32%	(3)	4.4200	2.105800
10,000,001 to 15,000,000	1	14,029,861.94	12.35%	(3)	4.4900	1.211400	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	32,787,783.06	28.87%	(3)	4.2318	1.062028	2.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	113,561,342.51	100.00%	(3)	4.3727	1.224713
30,000,001 to 50,000,000	1	38,407,586.70	33.82%	(3)	4.3520	1.246500
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	113,561,342.51	100.00%	(3)	4.3727	1.224713
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	18,340,000.00	16.15%	(4)	4.1469	0.655134
							Mixed Use	1	15,700,000.00	13.83%	(4)	4.1010	0.411200
Florida	1	4,697,818.18	4.14%	(2)	4.6600	0.332900
							Office	5	39,725,972.75	34.98%	(3)	4.5058	1.279369
Indiana	1	14,029,861.94	12.35%	(3)	4.4900	1.211400
							Retail	2	58,135,369.56	51.19%	(3)	4.3551	1.285522
Minnesota	1	9,230,000.00	8.13%	(4)	4.1380	1.719400
							Totals	8	113,561,342.51	100.00%	(3)	4.3727	1.224713
Ohio	1	6,863,185.36	6.04%	(2)	4.6000	1.486800

Texas	1	4,905,107.27	4.32%	(2)	4.9640	1.262000

Virginia	1	55,495,369.56	48.87%	(3)	4.3520	1.246500

Totals	8	113,561,342.51	100.00%	(3)	4.3727	1.224713

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	24,930,000.00	21.95%	(4)	4.1147	0.895544	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	72,165,231.70	63.55%	(3)	4.3813	1.369023	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	11,561,003.54	10.18%	(2)	4.6244	1.017912	49 months or greater	9	113,561,342.51	100.00%	(3)	4.3727	1.224713
	4.751% to 5.000%	1	4,905,107.27	4.32%	(2)	4.9640	1.262000	Totals	9	113,561,342.51	100.00%	(3)	4.3727	1.224713
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	113,561,342.51	100.00%	(3)	4.3727	1.224713
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	113,561,342.51	100.00%	(3)	4.3727	1.224713	Interest Only	3	27,570,000.00	24.28%	(4)	4.1439	1.011433
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	6	85,991,342.51	75.72%	(3)	4.4460	1.293094
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	113,561,342.51	100.00%	(3)	4.3727	1.224713	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	113,561,342.51	100.00%	(3)	4.3727	1.224713
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	17,087,783.06	15.05%	(3)	4.3520	1.660000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	6	84,912,555.91	74.77%	(3)	4.3426	1.165273	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	11,561,003.54	10.18%	(2)	4.6244	1.017912	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	113,561,342.51	100.00%	(3)	4.3727	1.224713
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304430001	RT	Newport News	VA	Actual/360	4.352%	139,653.64	99,850.49	0.00	N/A	07/05/25	--	38,507,437.19	38,407,586.70	09/05/25
1A	304430002				Actual/360	4.352%	62,132.80	44,424.13	0.00	N/A	07/05/25	--	17,132,207.19	17,087,783.06	09/05/25
8	303161008	OF	Richmond	VA	Actual/360	4.278%	50,914.30	14,281,711.41	0.00	N/A	06/01/25	--	14,281,711.41	0.00	10/01/25
9	303161020	OF	Indianapolis	IN	Actual/360	4.490%	52,603.59	29,003.63	0.00	N/A	07/01/25	--	14,058,865.57	14,029,861.94	10/01/25
11	303161012	MU	San Francisco	CA	Actual/360	4.101%	53,654.75	0.00	0.00	N/A	06/01/25	--	15,700,000.00	15,700,000.00	05/01/25
25	303161010	OF	Edina	MN	Actual/360	4.138%	31,828.12	0.00	0.00	N/A	06/01/25	--	9,230,000.00	9,230,000.00	05/01/25
27	304430027	OF	Beachwood	OH	Actual/360	4.600%	26,374.81	17,199.96	0.00	N/A	08/05/25	--	6,880,385.32	6,863,185.36	05/05/25
40	303161001	98	Miami	FL	Actual/360	4.220%	22,330.83	6,350,000.00	0.00	N/A	05/01/25	--	6,350,000.00	0.00	10/01/25
43	304430043	OF	Austin	TX	Actual/360	4.964%	20,339.35	11,738.07	0.00	N/A	08/05/25	--	4,916,845.34	4,905,107.27	08/05/25
46	416000199	OF	Sebring	FL	Actual/360	4.660%	18,282.46	10,110.54	0.00	N/A	08/01/25	--	4,707,928.72	4,697,818.18	10/01/25
49	303161011	MU	San Diego	CA	Actual/360	4.105%	18,301.46	5,350,000.00	0.00	N/A	06/01/25	--	5,350,000.00	0.00	10/01/25
68	303161018	RT	San Diego	CA	Actual/360	4.420%	9,724.00	0.00	0.00	N/A	07/01/25	--	2,640,000.00	2,640,000.00	10/01/25
Totals							506,140.11	26,194,038.23	0.00				139,755,380.74	113,561,342.51
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	2,042,118.00	01/01/25	03/31/25	09/11/25	6,194,479.47	0.00	235,182.79	235,182.79	0.00	0.00
1A	0.00	0.00	--	--	09/11/25	2,762,709.58	0.00	104,634.35	104,634.35	0.00	0.00
8	1,059,567.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,208,355.30	396,509.34	01/01/25	03/31/25	09/11/25	681,936.35	0.00	0.00	0.00	0.00	0.00
11	357,076.42	0.00	--	--	08/11/25	7,447,409.71	77,670.68	27,935.50	194,634.03	0.00	0.00
25	1,129,220.49	201,481.83	01/01/25	03/31/25	08/11/25	4,849,761.64	51,037.81	14,647.32	108,931.94	0.00	0.00
27	1,058,020.86	681,003.67	01/01/24	09/30/24	10/14/25	1,407,472.04	5,371.85	38,031.20	211,914.38	69,077.02	0.00
40	436,455.00	109,113.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	436,450.29	123,250.95	01/01/25	03/31/25	10/14/25	0.00	0.00	31,954.70	63,988.02	0.00	0.00
46	148,802.85	0.00	--	--	10/14/25	4,228,036.36	0.00	0.00	0.00	0.00	0.00
49	648,483.18	354,861.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
68	337,189.87	132,605.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	7,819,622.08	4,040,944.02				27,571,805.15	134,080.34	452,385.86	919,285.51	69,077.02	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	303161008	14,251,184.93	Disposition	0.00	0.00
40	303161001	6,350,000.00	Disposition	0.00	0.00
Totals		20,601,184.93		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	20,601,184.93	4.372699%	4.075263%	(3)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.345937%	4.057637%	(2)
08/15/25	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	39,904,367.08	4.305288%	4.060477%	(1)
07/17/25	1	6,912,834.00	0	0.00	0	0.00	1	39,983,840.12	0	0.00	0	0.00	0	0.00	1	11,730,443.87	4.474751%	4.304147%	0
06/17/25	1	6,929,844.37	0	0.00	0	0.00	1	40,068,182.13	0	0.00	0	0.00	0	0.00	5	36,214,405.31	4.481823%	4.340933%	1
05/16/25	2	22,645,905.64	0	0.00	0	0.00	1	40,146,997.65	0	0.00	0	0.00	0	0.00	2	7,237,841.21	4.467806%	4.350838%	2
04/17/25	0	0.00	0	0.00	0	0.00	1	40,230,705.82	0	0.00	0	0.00	0	0.00	6	40,384,505.58	4.477294%	4.364792%	3
03/17/25	2	22,678,721.00	0	0.00	0	0.00	1	40,308,869.00	0	0.00	0	0.00	0	0.00	0	0.00	4.494574%	4.401736%	4
02/18/25	1	15,700,000.00	1	6,997,261.12	0	0.00	1	40,402,412.14	0	0.00	0	0.00	0	0.00	2	8,492,887.14	4.494740%	4.401900%	5
01/17/25	0	0.00	1	7,013,056.39	0	0.00	1	40,479,886.12	0	0.00	1	16,207,818.31	0	0.00	0	0.00	4.491238%	4.405102%	6
12/17/24	1	7,028,789.34	0	0.00	0	0.00	1	40,557,049.13	0	0.00	0	0.00	0	0.00	1	4,092,040.11	4.492844%	4.407840%	7
11/18/24	1	7,045,356.91	0	0.00	0	0.00	1	40,639,164.31	0	0.00	0	0.00	0	0.00	0	0.00	4.494799%	4.413409%	8
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	304430001	09/05/25	0	5	235,182.79	235,182.79	0.00	38,507,437.19	03/20/25	4
1A	304430002	09/05/25	0	5	104,634.35	104,634.35	0.00	17,132,207.19	03/20/25	4
11	303161012	05/01/25	4	5	27,935.50	194,634.03	49,150.23	15,700,000.00	02/04/25	2
25	303161010	05/01/25	4	5	14,647.32	108,931.94	95,210.04	9,230,000.00	11/12/24	13
27	304430027	05/05/25	4	5	38,031.20	211,914.38	124,008.60	6,945,905.64	11/25/24	2
43	304430043	08/05/25	1	5	31,954.70	63,988.02	0.00	4,927,858.36	08/18/25	13
Totals					452,385.86	919,285.51	268,368.87	92,443,408.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		113,561,343	21,367,680	92,193,662		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	113,561,343	76,863,050	4,905,107	0	31,793,185	0
Sep-25	139,755,381	91,328,150	11,700,000	4,916,845	31,810,385	0
Aug-25	151,992,333	74,133,996	0	46,031,696	31,826,642	0
Jul-25	299,598,366	228,593,658	6,912,834	0	64,091,874	0
Jun-25	380,956,197	317,239,997	6,929,844	0	56,786,356	0
May-25	458,212,961	429,217,055	22,645,906	0	6,350,000	0
Apr-25	488,526,561	488,526,561	0	0	0	0
Mar-25	529,924,259	491,101,635	22,678,721	0	16,143,903	0
Feb-25	531,136,998	508,439,737	15,700,000	6,997,261	0	0
Jan-25	556,760,646	549,747,590	0	7,013,056	0	0
Dec-24	569,468,059	562,439,270	7,028,789	0	0	0
Nov-24	574,286,932	567,241,575	7,045,357	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304430001	38,407,586.70	38,507,437.19	69,600,000.00	07/22/25	1,791,348.50	1.24650	03/31/25	07/05/25	236
1A	304430002	17,087,783.06	17,132,207.19	69,600,000.00	07/22/25		1.66000	--	07/05/25	236
8	303161008	0.00	-	22,000,000.00	03/18/15	865,397.82	0.88550	12/31/24	06/01/25	237
9	303161020	14,029,861.94	14,029,861.94	11,000,000.00	07/16/25	296,579.34	1.21140	03/31/25	07/01/25	237
11	303161012	15,700,000.00	15,700,000.00	8,900,000.00	07/11/25	269,229.42	0.41120	12/31/24	06/01/25	I/O
25	303161010	9,230,000.00	9,230,000.00	4,400,000.00	07/17/25	166,914.83	1.71940	03/31/25	06/01/25	I/O
27	304430027	6,863,185.36	6,945,905.64	5,400,000.00	08/11/25	583,099.42	1.48680	09/30/24	08/05/25	237
40	303161001	0.00	-	10,200,000.00	03/17/15	109,113.75	1.62870	03/31/25	05/01/25	I/O
43	304430043	4,905,107.27	4,927,858.36	6,200,000.00	09/17/25	121,448.70	1.26200	03/31/25	08/05/25	237
46	416000199	4,697,818.18	4,697,818.18	7,400,000.00	06/05/15	113,454.85	0.33290	12/31/23	08/01/25	237
Totals		110,921,342.51	111,171,088.50	214,700,000.00		4,316,586.63

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304430001	RT	VA	03/20/25	4

The Loan has been returned to the Master Servicer. Borrower has executed a new PNL and has made an initial proposal for an extension which was rejected by Lender; Lender counter offer has been proposed and accepted. Lender and

	Borrower have now clo sed the forbearance.

1A	304430002	Various	Various	03/20/25	4

The Loan has been returned to the Master Servicer. Borrower has executed a new PNL and has made an initial proposal for an extension which was rejected by Lender; Lender counter offer has been proposed and accepted. Lender and

	Borrower have now closed the forbearance.

8	303161008	OF	VA	08/05/25	11
	The Loan paid off in full 9/25/25.

9	303161020	OF	IN	06/05/25	13

The Loan was transferred to Special Servicing on June 6, 2025, due to an imminent monetary default. The Loan matured on July 1, 2025. The Borrower executed a PNL on July 16, 2025, and has submitted a forbearance request. The Special

	Servicer has en gaged counsel and is evaluating next steps. The Borrower continues to consider a forbearance.

11	303161012	MU	CA	02/04/25	2
	Loan transferred to Special Servicing 2/18/25. Hello Letter & PNL shared 2/21/25. PNL has been executed. NOD to be recorded in October 2025.

25	303161010	OF	MN	11/12/24	13

The loan transferred to Special Servicing in November 2024 for imminent monetary default. The Loan matured on 6/1/2025. Borrower has communicated its intent to transfer title back to Lender. Special Servicer has engaged counsel to discuss

	next step s. Borrower to complete parking lot repair work prior to Lender taking title. Discussions are ongoing as it relates to required repairs.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	304430027	OF	OH	11/25/24	2

The loan transferred to Special Servicing on 11/25/2024 due to payment default. Special Servicer has received approval to initiate the foreclosure process. Foreclosure complaint has been filed and a receiver has been appointed. Receiver is evalua ting the property and working with existing tenants to address property condition. Summary Judgment hearing scheduled for October 2027.

40	303161001	98	FL	09/10/25	6
Finalizing payoff efforts with borrower.

43	304430043	OF	TX	08/18/25	13

The loan transferred on 8/19/25 for maturity default due to its maturity on 8/5/25. Special Servicer has reached out to the Borrower. Borrower has communicated their intent to payoff the loan but has not yet delivered a commitment letter.

Discuss ions are ongoing.

46	416000199	OF	FL	08/18/25	13

On 8/18/2025, the Loan has transferred to Special Servicer. On 8/19/2025, a Hello Letter and a Pre-Negotiation Letter have been sent to the Borrower. The Pre-Negotiation Letter was executed on 9/12/2025 and negotiations are ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304430001	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
1	304430001	0.00	4.35200%	0.00	4.35200%	10	09/19/25	03/28/24	--
1A	304430002	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
1A	304430002	0.00	4.35200%	0.00	4.35200%	10	09/19/25	03/28/24	--
2	310928804	0.00	4.68000%	0.00	4.68000%	8	09/30/22	09/30/22	--
6	304430006	0.00	4.82260%	0.00	4.82260%	10	12/31/24	12/31/24	--
26	304430026	7,546,589.99	5.00000%	7,546,589.99	5.00000%	10	06/28/21	04/01/21	--
Totals		7,546,589.99		7,546,589.99
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	310928804	08/15/25	39,983,840.12	63,000,000.00	41,438,895.25	1,455,055.13	41,438,895.25	39,983,840.12	0.00	0.00	0.00	0.00	0.00%
6	304430006	04/17/25	16,143,902.70	27,000,000.00	16,624,206.75	480,304.05	16,624,206.75	16,143,902.70	0.00	0.00	0.00	0.00	0.00%
8	303161008	10/20/25	14,281,711.41	22,000,000.00	14,680,298.95	153,932.51	14,680,298.95	14,526,366.44	0.00	0.00	0.00	0.00	0.00%
19	416000209	08/16/24	9,523,745.58	5,900,000.00	3,006,650.65	2,336,651.74	3,006,650.65	669,998.91	8,853,746.72	0.00	89,170.82	8,764,575.90	77.90%
22	304430022	02/18/20	9,506,659.05	8,500,000.00	6,636,156.26	1,755,028.88	6,636,156.26	4,881,127.38	4,625,531.67	0.00	380,715.25	4,244,816.42	40.42%
26	304430026	04/17/25	6,120,034.09	10,600,000.00	6,892,330.45	772,296.29	6,892,330.45	6,120,034.16	0.00	0.00	0.00	0.00	0.00%
40	303161001	10/20/25	6,350,000.00	10,200,000.00	6,426,870.34	151,781.73	6,708,724.48	6,556,942.75	0.00	0.00	0.00	0.00	0.00%
42	610929590	08/15/25	4,402,339.30	8,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
50	304430050	08/17/21	4,484,219.51	3,300,000.00	5,010,253.74	878,026.83	5,010,253.74	4,132,226.91	351,992.60	0.00	113,175.33	238,817.27	4.65%
52	303161003	10/18/19	5,100,000.00	4,300,000.00	3,948,333.11	1,082,364.71	3,948,333.11	2,865,968.40	2,234,031.60	0.00	100,001.71	2,134,029.89	41.84%
60	304120001	10/18/19	4,070,000.00	322,000,000.00	4,085,906.72	56,766.48	4,085,906.72	4,029,140.24	40,859.76	0.00	20,467.87	20,391.89	0.50%
66	610929588	08/15/25	2,277,060.69	4,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
71	610929597	08/15/25	1,390,369.66	2,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			20,631,711.41	32,200,000.00	21,107,169.29	305,714.24	21,389,023.43	21,083,309.19	0.00	0.00	0.00	0.00
Cumulative Totals			123,633,882.11	491,600,000.00	108,749,902.22	9,122,208.35	109,031,756.36	99,909,548.01	16,106,162.35	0.00	703,530.98	15,402,631.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
2	310928804	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	304430006	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	303161008	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	416000209	03/17/25	0.00	0.00	8,764,575.90	0.00	0.00	(89,170.82)	0.00	0.00	8,764,575.90
		08/16/24	0.00	0.00	8,853,746.72	0.00	0.00	8,853,746.72	0.00	0.00
22	304430022	05/17/24	0.00	0.00	4,244,816.42	0.00	0.00	288.92	0.00	0.00	4,244,816.42
		07/17/23	0.00	0.00	4,244,527.50	0.00	0.00	(1,090.98)	0.00	0.00
		04/17/23	0.00	0.00	4,245,618.48	0.00	0.00	(9,090.35)	0.00	0.00
		10/17/22	0.00	0.00	4,254,708.83	0.00	0.00	197.39	0.00	0.00
		12/17/21	0.00	0.00	4,254,511.44	0.00	0.00	(113,930.20)	0.00	0.00
		05/15/20	0.00	0.00	4,368,441.64	0.00	0.00	(257,090.03)	0.00	0.00
		02/18/20	0.00	0.00	4,625,531.67	0.00	0.00	4,625,531.67	0.00	0.00
26	304430026	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	303161001	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	610929590	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	304430050	04/17/25	0.00	0.00	238,817.27	0.00	0.00	(189.94)	0.00	0.00	238,817.27
		05/17/23	0.00	0.00	239,007.21	0.00	0.00	(112,985.39)	0.00	0.00
		08/17/21	0.00	0.00	351,992.60	0.00	0.00	351,992.60	0.00	0.00
52	303161003	07/17/23	0.00	0.00	2,134,029.89	0.00	0.00	(113.00)	0.00	0.00	2,134,029.89
		09/16/22	0.00	0.00	2,134,142.89	0.00	0.00	4.41	0.00	0.00
		04/18/22	0.00	0.00	2,134,138.48	0.00	0.00	338.38	0.00	0.00
		08/17/21	0.00	0.00	2,133,800.10	0.00	0.00	166.18	0.00	0.00
		01/15/21	0.00	0.00	2,133,633.92	0.00	0.00	2,108.00	0.00	0.00
		05/15/20	0.00	0.00	2,131,525.92	0.00	0.00	(1,904.95)	0.00	0.00
		12/17/19	0.00	0.00	2,133,430.87	0.00	0.00	(100,600.73)	0.00	0.00
		10/18/19	0.00	0.00	2,234,031.60	0.00	0.00	2,234,031.60	0.00	0.00
60	304120001	11/18/21	0.00	0.00	20,391.89	0.00	0.00	(60.45)	0.00	0.00	20,449.31
		02/18/20	0.00	0.00	20,452.34	0.00	(57.42)	(20,350.00)	0.00	0.00
		10/18/19	0.00	0.00	40,859.76	0.00	0.00	40,859.76	0.00	0.00
66	610929588	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
71	610929597	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	15,402,631.37	0.00	(57.42)	15,402,688.79	0.00	0.00	15,402,688.79

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(65,829.71)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,500.00	0.00	0.00	25,327.40	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	16,642.77	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	5,371.85	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(220.42)	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(48,329.71)	0.00	0.00	47,342.02	0.00	0.00	(220.42)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,208.11)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29